Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of revenues
	For the Years Ended December 31,
	2022	2021	2020
REVENUES:
Application development services*	$3,847,199	$20,323,422	$21,985,214
Consulting and technical support services	2,538,500	4,555,352	3,797,354
Subscription services	758,526	936,913	881,443
Trading revenue	3,338,584	6,277,141	-
Total revenues	$10,482,809	$32,092,828	$26,664,011

*	For the years ended December 31, 2022, 2021 and 2020, certain application development service arrangements included sales of IT equipment. Such revenue of $2,609,531, $14,472,010 and $6,299,982 was included in the application development service revenue for years ended December 31,2022, 2021 and 2020, respectively.